Net Loss Per Share Attributable to Common Stockholders - Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net loss	$ (15,013)	$ (1,583)	$ (5,276)	$ (1,811)
Deemed dividend	(3,230)
Net loss attributable to common stockholders	$ (18,243)	$ (1,583)	$ (5,276)	$ (1,811)
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share:
Shares issued	7,960	3,673	3,673	3,673
Less: restricted stock subject to repurchase	0			(30)
Net shares outstanding	7,960	3,673	3,673	3,643
Basic and diluted net loss per common share	$ (2.29)	$ (0.43)	$ (1.44)	$ (0.50)